Segment Operating Results And Assets (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2013 Automotive USD ($)	Mar. 31, 2013 Automotive JPY (¥)	Mar. 31, 2012 Automotive JPY (¥)	Mar. 31, 2011 Automotive JPY (¥)	Mar. 31, 2013 Financial Services USD ($)	Mar. 31, 2013 Financial Services JPY (¥)	Mar. 31, 2012 Financial Services JPY (¥)	Mar. 31, 2011 Financial Services JPY (¥)	Mar. 31, 2013 All Other USD ($)	Mar. 31, 2013 All Other JPY (¥)	Mar. 31, 2012 All Other JPY (¥)	Mar. 31, 2011 All Other JPY (¥)	Mar. 31, 2013 Intersegment Elimination USD ($)	Mar. 31, 2013 Intersegment Elimination JPY (¥)	Mar. 31, 2012 Intersegment Elimination JPY (¥)	Mar. 31, 2011 Intersegment Elimination JPY (¥)
Net revenues
Sales to external customers	$ 234,601	¥ 22,064,192	¥ 18,583,653	¥ 18,993,688	$ 216,680	¥ 20,378,762	¥ 16,964,378	¥ 17,322,753	$ 12,228	¥ 1,150,042	¥ 1,071,737	¥ 1,173,168	$ 5,693	¥ 535,388	¥ 547,538	¥ 497,767
Inter-segment sales and transfers					429	40,338	30,168	14,567	219	20,628	28,587	19,037	5,646	531,073	501,377	474,485	(6,294)	(592,039)	(560,132)	(508,089)
Total	234,601	22,064,192	18,583,653	18,993,688	217,109	20,419,100	16,994,546	17,337,320	12,447	1,170,670	1,100,324	1,192,205	11,339	1,066,461	1,048,915	972,252	(6,294)	(592,039)	(560,132)	(508,089)
Operating expenses	220,556	20,743,304	18,228,026	18,525,409	207,064	19,474,396	16,972,863	17,251,347	9,089	854,850	793,886	833,925	10,769	1,012,845	1,006,853	937,010	(6,366)	(598,787)	(545,576)	(496,873)
Operating income	14,045	1,320,888	355,627	468,279	10,045	944,704	21,683	85,973	3,358	315,820	306,438	358,280	570	53,616	42,062	35,242	72	6,748	(14,556)	(11,216)
Assets	377,281	35,483,317	30,650,965	29,818,166	140,135	13,179,741	12,261,814	11,341,558	172,583	16,231,473	13,172,548	13,365,394	13,930	1,310,115	1,161,224	1,146,720	50,633	4,761,988	4,055,379	3,964,494
Investment in equity method investees	22,356	2,102,584	1,914,129	1,817,988	21,617	2,033,040	1,877,720	1,784,539	52	4,925	3,887	3,519	74	6,968	4,765	3,045	613	57,651	27,757	26,885
Depreciation expenses	11,750	1,105,109	1,067,830	1,175,573	7,931	745,880	744,067	819,075	3,578	336,528	298,757	330,865	241	22,701	25,006	25,633
Capital expenditure	$ 20,990	¥ 1,974,152	¥ 1,532,082	¥ 1,691,191	$ 9,970	¥ 937,695	¥ 796,839	¥ 691,867	$ 10,689	¥ 1,005,326	¥ 683,161	¥ 991,330	$ 311	¥ 29,286	¥ 35,340	¥ 21,058	$ 20	¥ 1,845	¥ 16,742	¥ (13,064)